As filed with the Securities and Exchange Commission on October 24, 2006




                                            1933 Act Registration No. 333-133691
                                             1940 Act Registration No. 811-21897

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                [X]


Pre-Effective Amendment No. 2                                          [X]



Post-Effective Amendment No.                                           [ ]

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        [X]


Amendment No. 2                                                        [X]





                                The Roxbury Funds
               (Exact name of registrant as specified in Charter)

                       100 Wilshire Boulevard, Suite 1000
                             Santa Monica, CA 90401
              (Address of Principal Executive Offices and Zip Code)

                                 (310) 917-5600
              (Registrant's Telephone Number, including Area Code)



                                  Michael Kromm



                         Roxbury Capital Management, LLC
                       100 Wilshire Boulevard, Suite 1000
                             Santa Monica, CA 90401
                     (Name and Address of Agent for Service)

                                    Copy to:

                           Michael P. Malloy, Esquire
                           Drinker Biddle & Reath LLP
                                One Logan Square
                             18th and Cherry Streets
                     Philadelphia, Pennsylvania, 19103-6996

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.


This facing sheet relates to Pre-effective Amendment No. 2 to the Registration Statement on Form N-1A of The Roxbury Funds that was filed on October 24, 2006 (Accession No. 0001206774-06-002177) (the "October 24 Filing"). The facing sheet was inadvertently excluded from the October 24 Filing. All parts included in the October 24 Filing are incorporated herein by reference.